Portfolio of Investments
Columbia Variable Portfolio – Asset Allocation Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.2%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	183,842	797,873
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	196,100	1,853,143
Total Alternative Strategies Funds (Cost $2,872,347)		2,651,016

Equity Funds 51.0%

U.S. Large Cap 51.0%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	539,590	14,380,068
Columbia Disciplined Core Fund, Institutional 3 Class(a)	727,468	8,926,038
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	613,987	8,601,956
Total		31,908,062
Total Equity Funds (Cost $21,998,070)		31,908,062

Exchange-Traded Funds 6.8%

iShares iBoxx $ Investment Grade Corporate Bond ETF	17,071	2,176,211
Vanguard Intermediate-Term Corporate Bond ETF	22,370	2,041,039
Total Exchange-Traded Funds (Cost $3,847,104)		4,217,250

Fixed-Income Funds 29.4%

High Yield 6.3%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	1,347,775	3,975,937
Fixed-Income Funds (continued)
	Shares	Value ($)
Investment Grade 23.1%
Columbia Corporate Income Fund, Institutional 3 Class(a)	267,848	2,857,939
Columbia Quality Income Fund, Institutional 3 Class(a)	452,286	2,505,663
Columbia Total Return Bond Fund, Institutional 3 Class(a)	360,122	3,377,942
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	490,388	5,688,509
Total		14,430,053
Total Fixed-Income Funds (Cost $17,577,133)		18,405,990

Money Market Funds 7.8%

Columbia Government Money Market Fund, Institutional 3 Class, 1.672%(a)	860,090	860,090
Columbia Short-Term Cash Fund, 2.073%(a),(b)	4,009,509	4,009,108
Total Money Market Funds (Cost $4,869,406)		4,869,198
Total Investments in Securities (Cost: $51,164,060)		62,051,516
Other Assets & Liabilities, Net		491,966
Net Assets		62,543,482
At September 30, 2019, securities and/or cash totaling $544,825 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	34	12/2019	USD	5,063,450	—	(60,349)
U.S. Treasury 10-Year Note	8	12/2019	USD	1,042,500	—	(1,516)
Total					—	(61,865)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 33	Morgan Stanley	12/20/2024	5.000	Quarterly	USD	1,707,000	(3,571)	—	—	—	(3,571)

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Portfolio of Investments   (continued)
Columbia Variable Portfolio – Asset Allocation Fund, September 30, 2019 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 32	Morgan Stanley	12/20/2024	1.000	Quarterly	2.079	USD	1,959,000	(405)	—	—	—	(405)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	183,842	—	—	183,842	—	—	25,738	—	797,873
Columbia Contrarian Core Fund, Institutional 3 Class
	644,610	21,844	(126,864)	539,590	—	285,050	2,560,540	—	14,380,068
Columbia Corporate Income Fund, Institutional 3 Class
	312,876	17,922	(62,950)	267,848	—	14,495	284,088	74,945	2,857,939
Columbia Disciplined Core Fund, Institutional 3 Class
	1,544,644	113,027	(930,203)	727,468	—	3,972,594	(1,553,174)	—	8,926,038
Columbia Government Money Market Fund, Institutional 3 Class, 1.672%
	847,026	13,064	—	860,090	—	—	—	13,064	860,090
Columbia High Yield Bond Fund, Institutional 3 Class
	1,296,147	51,628	—	1,347,775	—	—	340,017	149,286	3,975,937
Columbia Multi-Asset Income Fund, Institutional 3 Class
	187,026	9,074	—	196,100	—	—	145,453	84,301	1,853,143
Columbia Quality Income Fund, Institutional 3 Class
	526,919	28,908	(103,541)	452,286	—	7,137	82,574	63,129	2,505,663
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	—	613,987	—	613,987	261,627	—	(203,514)	18,843	8,601,956
Columbia Short-Term Cash Fund, 2.073%
	6,164,470	1,201,476	(3,356,437)	4,009,509	—	(248)	248	93,345	4,009,108
Columbia Total Return Bond Fund, Institutional 3 Class
	402,915	229,820	(272,613)	360,122	—	12,523	207,420	89,817	3,377,942
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	629,209	22,242	(161,063)	490,388	—	12,154	326,773	96,788	5,688,509
Total					261,627	4,303,705	2,216,163	683,518	57,834,266

(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
Currency Legend
USD	US Dollar
2	Columbia Variable Portfolio – Asset Allocation Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Asset Allocation Fund, September 30, 2019 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
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